UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 410
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 8/25/04
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 114

Form 13F Information Table Value Total: 112,313,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management
June 30, 2004

                                   TITLE OF              VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS      CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------  ---------  -------- ---------  ---  ----  -------  --------  -------- -------- --------
A.G. Edwards Inc.                  COM       281760108      402     11,800   SH                 Sole         8,200            3600
Abbott Labs                        COM       002824100       49      1,200   SH                 Sole             0            1200
Agilent Technologies, Inc.         COM       00846U101        7        228   SH                 Sole             0             228
Airgas, Inc.                       COM       009363102      554     23,150   SH                 Sole        15,550            7600
American Express Co.               COM       025816109       15        300   SH                 Sole           300               0
American Software Class A          Class A   029683109    1,155    189,710   SH                 Sole       178,660           11050
Amgen                              COM       031162100       11        200   SH                 Sole           200               0
Anglo American PLC                 COM       03485P102       23      1,100   SH                 Sole         1,100               0
Aphton, Inc.                       COM       03759P101      864    215,875   SH                 Sole       203,250           12625
Applied Materials                  COM       038222105       11        560   SH                 Sole           560               0
Autodesk Inc.                      COM       052769106        9        200   SH                 Sole           200               0
Avery Dennison Corp.               COM       053611109       22        350   SH                 Sole           350               0
Beckman Coulter, Inc.              COM       075811109      534      8,750   SH                 Sole         6,450            2300
Becton, Dickinson                  COM       075887109      528     10,200   SH                 Sole         7,200            3000
Bio-Rad Laboratories               COM       090572207    1,707     29,000   SH                 Sole        26,450            2550
Burlington Resources, Inc.         COM       122014103       18        500   SH                 Sole           500               0
Capital Automotive REIT            COM       139733109      176      6,000   SH                 Sole         6,000               0
Central Garden & Pet Co.           COM       153527106    1,846     51,600   SH                 Sole        48,600            3000
ChevronTexaco Corporation          COM       166764100      409      4,350   SH                 Sole         3,250            1100
Chicago Bridge & Iron              COM       167250109      485     17,400   SH                 Sole        12,700            4700
Church & Dwight Co., Inc.          COM       171340102    2,338     51,075   SH                 Sole        45,850            5225
Cisco Systems, Inc.                COM       17275R102        9        400   SH                 Sole           400               0
Coca-Cola Bottling Company         COM       191098102      260      4,500   SH                 Sole         3,650             850
Cognex Corp.                       COM       192422103    2,059     53,500   SH                 Sole        50,400            3100
Cohu, Inc.                         COM       192576106    1,860     97,700   SH                 Sole        92,000            5700
Colgate Palmolive Company          COM       194162103       35        600   SH                 Sole           600               0
Compugen Ltd.                      COM       M25722105      318     67,050   SH                 Sole        48,900           18150
Conseco, Inc.                      COM       208464883      414     20,800   SH                 Sole        14,850            5950
Cost Plus, Inc.                    COM       221485105    1,975     60,850   SH                 Sole        57,300            3550
Cullen/Frost Bankers, Inc.         COM       229899109    3,150     70,400   SH                 Sole        66,250            4150
DDI Corp.                          COM       233162304    1,917    232,950   SH                 Sole       219,350           13600
DTE Energy Co.                     COM       233331107       20        500   SH                 Sole           500               0
Depomed, Inc.                      COM       249908104    1,506    304,900   SH                 Sole       287,000           17900
Devon Energy Corporation           COM       25179M103      591      8,950   SH                 Sole         6,650            2300
Du Pont Nemours & Co.              COM       263534109       21        465   SH                 Sole           465               0
Encore Acquisition Co.             COM       29255W100    3,055    109,500   SH                 Sole       103,150            6350
Enerplus Resources Fund            COM       29274D604      122      4,300   SH                 Sole         4,300               0
Enpro Industries                   COM       29355X107    4,010    174,500   SH                 Sole       158,550           15950
FPL Group, Inc.                    COM       302571104      134      2,100   SH                 Sole         2,000             100
Fairchild Semiconductor            COM       303726103    1,611     98,400   SH                 Sole        92,700            5700
Fannie Mae                         COM       313586109       14        200   SH                 Sole           200               0
First Data Corp.                   COM       319963104      102      2,300   SH                 Sole         2,300               0
First Health Group Corp.           COM       320960107    2,320    148,650   SH                 Sole       133,800           14850
FirstService Corporation           COM       33761N109        9        350   SH                 Sole           350               0
Gartner Group Inc. New Class A     COM       366651107       17      1,250   SH                 Sole         1,250               0
General Electric                   COM       369604103      462     14,264   SH                 Sole        10,350            3914
Genitope Corp.                     COM       37229P507      316     32,000   SH                 Sole        19,500           12500
HCC Insurance Holdings Inc.        COM       404132102    1,833     54,850   SH                 Sole        51,750            3100
Henry Schein, Inc.                 COM       806407102    1,853     29,350   SH                 Sole        27,700            1650
Home Depot                         COM       437076102       69      1,950   SH                 Sole             0            1950
Hospira, Inc.                      COM       441060100        3        120   SH                 Sole             0             120
Impax Laboratories, Inc.           COM       45256B101    1,688     87,100   SH                 Sole        81,800            5300
Ingram Micro Inc.                  COM       457153104    2,217    153,200   SH                 Sole       144,300            8900
Intel                              COM       458140100       11        400   SH                 Sole           400               0
Johnson & Johnson                  COM       478160104       52        928   SH                 Sole           128             800
Kellwood Company                   COM       488044108    2,563     58,850   SH                 Sole        52,900            5950
Keynote Systems, Inc.              COM       493308100    1,668    121,300   SH                 Sole       114,100            7200
Laureate Education Inc.            COM       518613104       11        300   SH                 Sole           300               0
Liberty Corporation                COM       530370105    3,706     78,925   SH                 Sole        71,550            7375
Liberty Media Corp-A               Class A   530718105      379     42,200   SH                 Sole        30,750           11450
Liberty Media Int'l Inc-A          Class A   530719103       73      2,026   SH                 Sole         1,455             571
Lilly, Eli & Co. Common            COM       532457108       42        600   SH                 Sole           600               0
Linens N' Things Inc.              COM       535679104    2,043     69,700   SH                 Sole        65,600            4100
Littelfuse, Inc.                   COM       537008104       42      1,000   SH                 Sole         1,000               0
Matria Healthcare, Inc.            COM       576817209      722     28,800   SH                 Sole        21,350            7450
Medtronic, Inc.                    COM       585055106       27        550   SH                 Sole           550               0
Mercury General Corp.              COM       589400100    1,127     22,700   SH                 Sole        15,950            6750
Metals USA, Inc.                   COM       591324207    3,833    214,400   SH                 Sole       201,900           12500
Microsoft                          COM       594918104      788     27,600   SH                 Sole        19,050            8550
Monsanto Compnay                   COM       61166W101      208      5,400   SH                 Sole         5,400               0
Murphy Oil Corp.                   COM       626717102      584      7,925   SH                 Sole         5,750            2175
Nabors Industries                  COM       629568106       81      1,800   SH                 Sole             0            1800
Nestle S A Spnsrd ADR              COM       641069406       33        500   SH                 Sole           500               0
Newport Corp.                      COM       651824104    1,667    103,100   SH                 Sole        96,900            6200
Occidental Petroleum Corp.         COM       674599105      564     11,650   SH                 Sole         8,150            3500
Odyssey Healthcare, Inc.           COM       67611V101    3,166    168,200   SH                 Sole       158,000           10200
Oracle Systems                     COM       68389X105       55      4,598   SH                 Sole         4,598               0
Overnite Corp.                     COM       690322102       15        500   SH                 Sole           500               0
Paradyne Networks, Inc.            COM       69911G107    2,526    459,350   SH                 Sole       432,200           27150
Peets Coffee & Tea Inc.            COM       705560100       10        400   SH                 Sole           400               0
Pfizer                             COM       717081103       46      1,350   SH                 Sole         1,350               0
Pimco Corporate Income Fund        COM       72200U100       13        900   SH                 Sole           900               0
Pinnacle Systems, Inc.             COM       723481107    1,920    268,600   SH                 Sole       252,900           15700
Plum Creek Timber Company, Inc.    COM       729251108       10        300   SH                 Sole           300               0
Polycom, Inc.                      COM       73172K104    2,552    113,880   SH                 Sole       101,180           12700
Polymedica Corp.                   COM       731738100    2,565     82,650   SH                 Sole        72,300           10350
PowerDsine Ltd.                    COM       M41415106      478     38,950   SH                 Sole        36,600            2350
Protective Life Corp               COM       743674103    2,595     67,100   SH                 Sole        60,200            6900
Quiksilver, Inc.                   COM       74838C106    3,519    147,800   SH                 Sole       139,100            8700
Quinton Cardiology Systems I       COM       748773108      711     70,150   SH                 Sole        41,150           29000
Regis Corp.                        COM       758932107    2,223     49,850   SH                 Sole        46,950            2900
Respironics, Inc.                  COM       761230101    2,526     43,000   SH                 Sole        40,450            2550
Schlumberger, Ltd.                 COM       806857108       13        200   SH                 Sole           200               0
Servicemaster Co.                  COM       81760N109       31      2,500   SH                 Sole         2,500               0
Smucker J M Co.                    COM       832696405       32        700   SH                 Sole           700               0
Southwestern Bell Corp.            COM       78387G103      604     24,900   SH                 Sole        17,200            7700
Sports Authority Inc.              COM       84917U109    3,553     98,975   SH                 Sole        90,450            8525
St. Paul Travlers Companies, Inc.  COM       792860108      480     11,835   SH                 Sole         8,360            3475
Stride Rite Corp.                  COM       863314100    1,677    152,000   SH                 Sole       143,000            9000
Superior Energy Services, Inc.     COM       868157108    3,184    316,800   SH                 Sole       297,700           19100
TriQuint Semiconductor, Inc.       COM       89674K103        7      1,300   SH                 Sole         1,300               0
U.S. Bancorp                       COM       902973304       10        379   SH                 Sole           379               0
United Parcel Service - Cl B       Class B   911312106      515      6,850   SH                 Sole         4,900            1950
Varian Semiconductor Equiptment    COM       922207105    2,258     58,550   SH                 Sole        55,050            3500
Verizon Communications             COM       92343V104       15        422   SH                 Sole           422               0
Vical Inc.                         COM       925602104      168     29,000   SH                 Sole        29,000               0
Walgreen Co.                       COM       931422109       29        800   SH                 Sole           800               0
Walt Disney Co.                    COM       254687106      547     21,475   SH                 Sole        15,600            5875
Waste Management Inc.              COM       94106L109      503     16,400   SH                 Sole        11,800            4600
WatchGuard Technologies, Inc.      COM       941105108    1,822    252,350   SH                 Sole       237,450           14900
Web Methods, Inc.                  COM       94768C108    1,945    226,950   SH                 Sole       213,850           13100
Wells Fargo Bank                   COM       949746101       11        200   SH                 Sole           200               0
Zilog, Inc.                        COM       989524301    1,973    180,050   SH                 Sole       169,650           10400
Zoll Medical Corp.                 COM       989922109    2,649     75,500   SH                 Sole        67,800            7700
                                                        112,313  6,257,865                               5,719,357          538508